Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust
Entity Central Index Key	0001013881
Document Period End Date	Jun. 30, 2024
C000079618 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class A Shares
Trading Symbol	NQGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$111	1.11%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 14.4% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Value (Net), which returned 13.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by Belgium-based biopharmaceutical company UCB S.A.

»   An out‑of‑benchmark position in Taiwan-based chip designer and semiconductor equipment company MediaTek Inc.

»   An overweight to U.S. semiconductor and software infrastructure solutions company Broadcom Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, most notably French luxury goods maker Kering SA.

»   An overweight to U.S. managed care company Humana Inc.

»   An overweight to German package delivery and supply chain management company DHL Group (formerly Deutsche Post AG).
Performance Attribution Health care MediaTek Inc. Broadcom Inc. Consumer discretionary Humana Inc. DHL Group

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	14.40%	8.09%	5.69%
Class A Shares at maximum sales charge (Offering Price)	7.82	6.82	5.07
MSCI World Index (Net)	20.19	11.78	9.16
MSCI World Value Index (Net)	13.90	7.55	5.80
Lipper Global Equity Income Funds Classification Average	11.81	7.14	5.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 133,135,659
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 925,847
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$133,135,659
Total number of portfolio holdings	55
Portfolio turnover (%)	27%
Total management fees paid for the year	$925,847

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079619 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class C Shares
Trading Symbol	NQGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$186	1.86%

Expenses Paid, Amount	$ 186
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 13.51% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund underperformed the MSCI World Value (Net), which returned 13.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by Belgium-based biopharmaceutical company UCB S.A.

»   An out‑of‑benchmark position in Taiwan-based chip designer and semiconductor equipment company MediaTek Inc.

»   An overweight to U.S. semiconductor and software infrastructure solutions company Broadcom Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, most notably French luxury goods maker Kering SA.

»   An overweight to U.S. managed care company Humana Inc.

»   An overweight to German package delivery and supply chain management company DHL Group (formerly Deutsche Post AG).

Performance Attribution Health care MediaTek Inc. Broadcom Inc. Consumer discretionary Humana Inc. DHL Group

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	13.51%	7.28%	5.06%
MSCI World Index (Net)	20.19	11.78	9.16
MSCI World Value Index (Net)	13.90	7.55	5.80
Lipper Global Equity Income Funds Classification Average	11.81	7.14	5.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 133,135,659
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 925,847
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$133,135,659
Total number of portfolio holdings	55
Portfolio turnover (%)	27%
Total management fees paid for the year	$925,847

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000079621 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Equity Income Fund
Class Name	Class I Shares
Trading Symbol	NQGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Global Equity Income Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Global Equity Income Fund returned 14.64% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the MSCI World Value (Net), which returned 13.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by Belgium-based biopharmaceutical company UCB S.A.

»   An out‑of‑benchmark position in Taiwan-based chip designer and semiconductor equipment company MediaTek Inc.

»   An overweight to U.S. semiconductor and software infrastructure solutions company Broadcom Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, most notably French luxury goods maker Kering SA.

»   An overweight to U.S. managed care company Humana Inc.

»   An overweight to German package delivery and supply chain management company DHL Group (formerly Deutsche Post AG).
Performance Attribution Health care MediaTek Inc. Broadcom Inc. Consumer discretionary Humana Inc. DHL Group

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	14.64%	8.36%	5.95%
MSCI World Index (Net)	20.19	11.78	9.16
MSCI World Value Index (Net)	13.90	7.55	5.80
Lipper Global Equity Income Funds Classification Average	11.81	7.14	5.69

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 133,135,659
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 925,847
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$133,135,659
Total number of portfolio holdings	55
Portfolio turnover (%)	27%
Total management fees paid for the year	$925,847

Holdings [Text Block]

Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001704 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class A Shares
Trading Symbol	NSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$120	1.20%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 18.36% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2000 Value Index, which returned 10.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the financials sector led by global brokerage firm BGC Group, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to genetic diagnostics firm Fulgent Genetics, Inc.
Performance Attribution Health care Financials Industrials Information technology Fulgent Genetics, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	18.36%	9.88%	7.01%
Class A Shares at maximum sales charge (Offering Price)	11.55	8.59	6.38
Russell 3000® Index	23.13	14.14	12.15
Russell 2000® Value Index	10.90	7.07	6.23
Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 215,156,978
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,593,844
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$215,156,978
Total number of portfolio holdings	64
Portfolio turnover (%)	71%
Total management fees paid for the year	$1,593,844

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001706 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class C Shares
Trading Symbol	NSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$195	1.95%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 17.49% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2000 Value Index, which returned 10.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the financials sector led by global brokerage firm BGC Group, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to genetic diagnostics firm Fulgent Genetics, Inc.
Performance Attribution Health care Financials Industrials Information technology Fulgent Genetics, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	17.49%	9.06%	6.37%
Russell 3000® Index	23.13	14.14	12.15
Russell 2000® Value Index	10.90	7.07	6.23
Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 215,156,978
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,593,844
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$215,156,978
Total number of portfolio holdings	64
Portfolio turnover (%)	71%
Total management fees paid for the year	$1,593,844

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000123977 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class R6 Shares
Trading Symbol	NSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class R6 Shares	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 18.83% for Class R6 shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2000 Value Index, which returned 10.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the financials sector led by global brokerage firm BGC Group, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to genetic diagnostics firm Fulgent Genetics, Inc.
Performance Attribution Health care Financials Industrials Information technology Fulgent Genetics, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class R6 Shares at NAV	18.83%	10.33%	7.45%
Russell 3000® Index	23.13	14.14	12.15
Russell 2000® Value Index	10.90	7.07	6.23
Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 215,156,978
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,593,844
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$215,156,978
Total number of portfolio holdings	64
Portfolio turnover (%)	71%
Total management fees paid for the year	$1,593,844

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001707 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Value Opportunities Fund
Class Name	Class I Shares
Trading Symbol	NSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Value Opportunities Fund returned 18.68% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2000 Value Index, which returned 10.9%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the financials sector led by global brokerage firm BGC Group, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to genetic diagnostics firm Fulgent Genetics, Inc.
Performance Attribution Health care Financials Industrials Information technology Fulgent Genetics, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	18.68%	10.16%	7.28%
Russell 3000® Index	23.13	14.14	12.15
Russell 2000® Value Index	10.90	7.07	6.23
Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 215,156,978
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 1,593,844
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$215,156,978
Total number of portfolio holdings	64
Portfolio turnover (%)	71%
Total management fees paid for the year	$1,593,844

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039982 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund (Formerly known as Nuveen Large Cap Value Fund)
Class Name	Class A Shares
Trading Symbol	NQCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class A Shares	$100	1.00%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 15.77% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 13.06%.

•  Top contributors to relative performance

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by homebuilder PulteGroup, Inc.

»   An overweight to alternative asset investment firm KKR & Co. Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   An overweight to consumer health product company Kenvue Inc.
Performance Attribution Industrials Consumer discretionary KKR & Co. Inc. Information technology Kenvue Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	15.77%	10.11%	7.38%

Class A Shares at maximum sales charge (Offering Price)	9.05	8.83	6.74

Russell 1000® Index	23.88	14.61	12.51

Russell 1000® Value Index	13.06	9.01	8.23

Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,623,406
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 132,819
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$21,623,406

Total number of portfolio holdings	59

Portfolio turnover (%)	35%

Total management fees paid for the year	$132,819

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039984 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund (Formerly known as Nuveen Large Cap Value Fund)
Class Name	Class C Shares
Trading Symbol	NQCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class C Shares	$175	1.75%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 14.97% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 13.06%.

•  Top contributors to relative performance

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by homebuilder PulteGroup, Inc.

»   An overweight to alternative asset investment firm KKR & Co. Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   An overweight to consumer health product company Kenvue Inc.
Performance Attribution Industrials Consumer discretionary KKR & Co. Inc. Information technology Kenvue Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	14.97%	9.29%	6.76%

Russell 1000® Index	23.88	14.61	12.51

Russell 1000® Value Index	13.06	9.01	8.23

Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,623,406
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 132,819
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$21,623,406

Total number of portfolio holdings	59

Portfolio turnover (%)	35%

Total management fees paid for the year	$132,819

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039985 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Large Cap Value Opportunities Fund (Formerly known as Nuveen Large Cap Value Fund)
Class Name	Class I Shares
Trading Symbol	NQCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Opportunities Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Opportunities Fund returned 15.87% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 13.06%.

•  Top contributors to relative performance

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by homebuilder PulteGroup, Inc.

»   An overweight to alternative asset investment firm KKR & Co. Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   An overweight to consumer health product company Kenvue Inc.

Performance Attribution Industrials Consumer discretionary KKR & Co. Inc. Information technology Kenvue Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	15.87%	10.40%	7.65%
Russell 1000® Index	23.88	14.61	12.51
Russell 1000® Value Index	13.06	9.01	8.23
Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 21,623,406
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 132,819
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$21,623,406
Total number of portfolio holdings	59
Portfolio turnover (%)	35%
Total management fees paid for the year	$132,819

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from Nuveen Large Cap Value Fund to Nuveen Large Cap Value Opportunities Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001700 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NQVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class A Shares	$116	1.16%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 15.32% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 3000 Value Index, which returned 12.93%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by clothing retailer American Eagle Outfitters, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   Security selection in the financials sector, including diversified firm B. Riley Financial, Inc.
Performance Attribution Health care Industrials Consumer discretionary Information technology Financials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	15.32%	11.06%	7.81%
Class A Shares at maximum sales charge (Offering Price)	8.70	9.75	7.17
Russell 3000® Index	23.13	14.14	12.15
Russell 3000® Value Index	12.93	8.89	8.10
Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 482,149,001
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,016,028
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$482,149,001
Total number of portfolio holdings	61
Portfolio turnover (%)	24%
Total management fees paid for the year	$2,016,028

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001702 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NQVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class C Shares	$191	1.91%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 14.47% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 3000 Value Index, which returned 12.93%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by clothing retailer American Eagle Outfitters, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   Security selection in the financials sector, including diversified firm B. Riley Financial, Inc.
Performance Attribution Health care Industrials Consumer discretionary Information technology Financials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	14.47%	10.23%	7.16%
Russell 3000® Index	23.13	14.14	12.15
Russell 3000® Value Index	12.93	8.89	8.10
Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 482,149,001
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,016,028
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$482,149,001
Total number of portfolio holdings	61
Portfolio turnover (%)	24%
Total management fees paid for the year	$2,016,028

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000001703 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Multi Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NQVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Multi Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment
Class I Shares	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Multi Cap Value Fund returned 15.6% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund outperformed the Russell 3000 Value Index, which returned 12.93%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial electrification product provider nVent Electric plc.

»   Security selection in the consumer discretionary sector led by clothing retailer American Eagle Outfitters, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including internet service provider ViaSat, Inc.

»   Security selection in the financials sector, including diversified firm B. Riley Financial, Inc.
Performance Attribution Health care Industrials Consumer discretionary Information technology Financials

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	15.60%	11.34%	8.08%
Russell 3000® Index	23.13	14.14	12.15
Russell 3000® Value Index	12.93	8.89	8.10
Lipper Multi‑Cap Value Funds Classification Average	14.52	9.74	8.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 482,149,001
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 2,016,028
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$482,149,001
Total number of portfolio holdings	61
Portfolio turnover (%)	24%
Total management fees paid for the year	$2,016,028

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000039986 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	NSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class A Shares	$131	1.31%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 17.21% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2500 Value Index, which returned 11.24%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

»   An overweight to global brokerage firm BGC Group, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to New York Community Bancorp Inc.
Performance Attribution Health care Industrials BGC Group, Inc. Information technology New York Community Bancorp Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	17.21%	11.27%	7.27%

Class A Shares at maximum sales charge (Offering Price)	10.46	9.96	6.63

Russell 3000® Index	23.13	14.14	12.15

Russell 2500™ Value Index	11.24	8.01	6.77

Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 99,953,201
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 828,834
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$99,953,201

Total number of portfolio holdings	61

Portfolio turnover (%)	81%

Total management fees paid for the year	$828,834

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039988 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	NSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class C Shares	$206	2.06%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 16.31% for Class C shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2500 Value Index, which returned 11.24%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

»   An overweight to global brokerage firm BGC Group, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to New York Community Bancorp Inc.
Performance Attribution Health care Industrials BGC Group, Inc. Information technology New York Community Bancorp Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	16.31%	10.44%	6.62%

Russell 3000® Index	23.13	14.14	12.15

Russell 2500™ Value Index	11.24	8.01	6.77

Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 99,953,201
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 828,834
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$99,953,201

Total number of portfolio holdings	61

Portfolio turnover (%)	81%

Total management fees paid for the year	$828,834

Holdings [Text Block]
Material Fund Change [Text Block]

How has the Fund changed?

•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000171397 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class R6 Shares
Trading Symbol	NWQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class R6 Shares	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 17.75% for Class R6 shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2500 Value Index, which returned 11.24%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

»   An overweight to global brokerage firm BGC Group, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to New York Community Bancorp Inc.
Performance Attribution Health care Industrials BGC Group, Inc. Information technology New York Community Bancorp Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	Since Inception (6/30/16)

Class R6 Shares at NAV	17.75%	11.72%	10.66%

Russell 3000® Index	23.13	14.14	14.10

Russell 2500™ Value Index	11.24	8.01	8.37

Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	8.80

Performance Inception Date	Jun. 30, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 99,953,201
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 828,834
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$99,953,201

Total number of portfolio holdings	61

Portfolio turnover (%)	81%

Total management fees paid for the year	$828,834

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses
C000039989 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small/Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	NSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Small/Mid Cap Value Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class I Shares	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small/Mid Cap Value Fund returned 17.48% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2024. The Fund significantly outperformed the Russell 2500 Value Index, which returned 11.24%.

•  Top contributors to relative performance

»   Security selection in the health care sector led by biopharmaceutical firm ADMA Biologics, Inc.

»   Security selection in the industrials sector led by industrial equipment maker Crane Company.

»   An overweight to global brokerage firm BGC Group, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including cloud analytics and database management firm Teradata Corporation.

»   An overweight to New York Community Bancorp Inc.
Performance Attribution Health care Industrials BGC Group, Inc. Information technology New York Community Bancorp Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	17.48%	11.55%	7.54%

Russell 3000® Index	23.13	14.14	12.15

Russell 2500™ Value Index	11.24	8.01	6.77

Lipper Small‑Cap Core Funds Classification Average	10.33	8.10	6.96

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 99,953,201
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 828,834
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2024)

Fund net assets	$99,953,201

Total number of portfolio holdings	61

Portfolio turnover (%)	81%

Total management fees paid for the year	$828,834

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by October 31, 2024 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/mutual-funds/prospectuses